Quarterly Report
May 31, 2020
MFS®  New Discovery Fund

Portfolio of Investments
5/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.1%
Aerospace – 3.5%
CACI International, Inc., “A” (a)	115,007	$28,841,456
FLIR Systems, Inc.	292,595	13,517,889
Kratos Defense & Security Solutions, Inc. (a)	1,102,620	20,453,601
		$62,812,946
Apparel Manufacturers – 1.7%
Levi Strauss & Co., “A” (l)	395,624	$5,336,968
Skechers USA, Inc., “A” (a)	789,391	24,723,726
		$30,060,694
Automotive – 0.7%
Hella KGaA Hueck & Co.	161,457	$6,290,812
Visteon Corp. (a)	92,072	6,629,184
		$12,919,996
Biotechnology – 5.6%
10x Genomics, Inc., “A” (a)	83,508	$6,511,119
Adaptive Biotechnologies Corp. (a)	404,134	15,639,986
Aimmune Therapeutics, Inc. (a)	235,921	3,918,648
Amicus Therapeutics, Inc. (a)	1,197,578	14,939,785
BioXcel Therapeutics, Inc. (a)	184,955	8,611,505
Immunomedics, Inc. (a)	298,015	10,010,324
Morphosys AG, ADR (a)	349,278	11,306,129
Neurocrine Biosciences, Inc. (a)	84,636	10,559,187
Tricida, Inc. (a)	235,207	6,317,660
Twist Bioscience Corp. (a)	320,645	12,168,478
		$99,982,821
Brokerage & Asset Managers – 3.0%
Hamilton Lane, Inc., “A”	325,946	$23,849,469
TMX Group Ltd.	213,682	21,418,639
WisdomTree Investments, Inc.	2,768,378	8,277,450
		$53,545,558
Business Services – 6.3%
Clarivate Analytics PLC (a)	567,427	$12,988,404
EVO Payments, Inc., “A” (a)	677,502	14,999,894
ExlService Holdings, Inc. (a)	354,861	21,706,847
Proofpoint, Inc. (a)	150,014	17,442,128
TriNet Group, Inc. (a)	348,648	18,732,857
WNS (Holdings) Ltd., ADR (a)	525,423	25,398,948
		$111,269,078
Chemicals – 1.3%
Ingevity Corp. (a)	428,534	$22,570,886
Computer Software – 12.9%
8x8, Inc. (a)	1,434,307	$20,854,824
Altair Engineering, Inc., “A” (a)	440,278	17,210,467
Avalara, Inc. (a)	248,097	26,561,265
Everbridge, Inc. (a)	210,541	30,793,726
Health Catalyst, Inc. (a)	505,705	13,724,834
Livongo Health, Inc. (a)	389,043	23,315,347
Pagerduty, Inc. (a)	945,169	25,094,237
Paylocity Holding Corp. (a)	146,860	19,092,534
Phreesia, Inc. (a)	144,099	4,224,983

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Ping Identity Holding Corp. (a)	603,882	$17,095,899
Schrodinger, Inc. (a)	116,000	7,940,200
Zendesk, Inc. (a)	274,069	23,501,417
		$229,409,733
Computer Software - Systems – 7.1%
Box, Inc., “A” (a)	1,368,448	$27,341,591
Five9, Inc. (a)	138,209	14,401,378
Q2 Holdings, Inc. (a)	326,534	26,978,239
Rapid7, Inc. (a)	701,666	34,304,451
RealPage, Inc. (a)	329,987	22,379,718
		$125,405,377
Construction – 2.5%
Summit Materials, Inc., “A” (a)	1,758,189	$26,706,891
Trex Co., Inc. (a)	154,363	18,542,084
		$45,248,975
Consumer Services – 2.9%
Boyd Group Services, Inc.	99,070	$15,165,765
Bright Horizons Family Solutions, Inc. (a)	113,493	12,697,597
MakeMyTrip Ltd. (a)	580,071	8,985,300
Planet Fitness, Inc. (a)	224,227	14,491,791
		$51,340,453
Containers – 1.3%
Gerresheimer AG	272,057	$23,094,791
Electrical Equipment – 3.4%
Generac Holdings, Inc. (a)	241,432	$26,864,139
Littlefuse, Inc.	113,247	18,401,505
Sensata Technologies Holding PLC (a)	417,822	14,895,354
		$60,160,998
Electronics – 2.0%
Brooks Automation, Inc.	209,184	$8,361,084
Monolithic Power Systems, Inc.	67,953	14,253,142
Silicon Laboratories, Inc. (a)	135,936	12,731,766
		$35,345,992
Entertainment – 1.8%
CTS Eventim AG (a)	272,838	$12,356,848
Manchester United PLC, “A”	1,153,234	19,178,282
		$31,535,130
Food & Drug Stores – 1.3%
Grocery Outlet Holding Corp. (a)	616,840	$22,705,880
General Merchandise – 1.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	293,349	$26,826,766
Insurance – 0.3%
Selectquote, Inc. (a)	185,361	$5,101,135
Internet – 0.9%
DraftKings, Inc. (a)	400,782	$15,911,045

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.9%
Malibu Boats, Inc., “A” (a)	255,296	$12,032,101
Thule Group AB	202,309	4,652,222
		$16,684,323
Machinery & Tools – 0.6%
Ritchie Bros. Auctioneers, Inc.	246,841	$10,680,810
Medical & Health Technology & Services – 6.0%
Charles River Laboratories International, Inc. (a)	118,333	$21,259,707
Guardant Health, Inc. (a)	157,261	14,214,822
HealthEquity, Inc. (a)	126,182	7,819,499
ICON PLC (a)	103,653	17,460,348
PRA Health Sciences, Inc. (a)	337,765	34,958,677
Teladoc Health, Inc. (a)	59,059	10,279,809
		$105,992,862
Medical Equipment – 9.5%
AtriCure, Inc. (a)	130,494	$6,238,918
Bio-Techne Corp.	61,393	16,256,866
Inari Medical, Inc. (a)	40,172	1,767,568
Inspire Medical Systems, Inc. (a)	89,561	7,302,804
iRhythm Technologies, Inc. (a)	122,596	15,239,909
Masimo Corp. (a)	53,667	12,890,277
Merit Medical Systems, Inc. (a)	397,633	17,889,509
Nevro Corp. (a)	87,225	10,955,460
OptiNose, Inc. (a)	970,729	4,193,549
OrthoPediatrics Corp. (a)	353,051	16,286,243
PerkinElmer, Inc.	144,637	14,531,679
Quidel Corp. (a)	121,179	21,206,325
Silk Road Medical, Inc. (a)	286,122	10,949,889
STERIS PLC	73,881	12,256,119
		$167,965,115
Network & Telecom – 4.0%
CoreSite Realty Corp.	225,939	$28,201,706
QTS Realty Trust, Inc., REIT, “A”	626,983	43,011,034
		$71,212,740
Other Banks & Diversified Financials – 2.1%
Bank OZK	245,538	$5,522,149
Prosperity Bancshares, Inc.	213,020	13,929,378
Signature Bank	68,308	7,029,576
Wintrust Financial Corp.	262,424	11,116,281
		$37,597,384
Pharmaceuticals – 2.9%
BridgeBio Pharma, Inc. (a)	264,649	$7,762,155
Collegium Pharmaceutical, Inc. (a)	363,594	8,017,248
GW Pharmaceuticals PLC, ADR (a)(l)	104,861	12,871,688
Orchard RX Ltd., ADR (a)	321,588	3,055,086
Principia Biopharma, Inc. (a)	121,315	7,750,815
SpringWorks Therapeutics, Inc. (a)	309,148	11,769,264
		$51,226,256
Pollution Control – 1.2%
Casella Waste Systems, Inc., “A” (a)	411,192	$20,950,232
Railroad & Shipping – 0.2%
StealthGas, Inc. (a)	1,008,631	$2,682,958

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 3.2%
Big Yellow Group PLC, REIT	1,253,544	$15,481,261
Industrial Logistics Properties Trust, REIT	906,939	17,005,106
STAG Industrial, Inc., REIT	927,648	24,953,731
		$57,440,098
Specialty Chemicals – 2.6%
Axalta Coating Systems Ltd. (a)	970,121	$22,419,496
Ferro Corp. (a)	1,047,576	12,591,864
RPM International, Inc.	146,791	10,977,031
		$45,988,391
Trucking – 2.9%
Cryoport, Inc. (a)	458,829	$11,273,428
Knight-Swift Transportation Holdings, Inc.	438,248	18,235,499
Schneider National, Inc.	885,333	21,398,499
		$50,907,426
Total Common Stocks		$1,704,576,849
Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 0.19% (v)	62,434,413	$62,440,656
Collateral for Securities Loaned – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13% (j)	6,595,890	$6,595,890

Other Assets, Less Liabilities – 0.0%		135,487
Net Assets – 100.0%		$1,773,748,882
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $62,440,656 and $1,711,172,739, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,481,508,558	$—	$—	$1,481,508,558
United Kingdom	63,574,721	—	—	63,574,721
Germany	29,953,789	23,094,791	—	53,048,580
Canada	47,265,214	—	—	47,265,214
India	34,384,248	—	—	34,384,248
Ireland	17,460,348	—	—	17,460,348
Sweden	—	4,652,222	—	4,652,222
Greece	2,682,958	—	—	2,682,958
Mutual Funds	69,036,546	—	—	69,036,546
Total	$1,745,866,382	$27,747,013	$—	$1,773,613,395
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At May 31, 2020, the value of securities loaned was $7,583,552. These loans were collateralized by cash of $6,595,890 and U.S. Treasury Obligations (held by the lending agent) of $1,307,347.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$48,505,120	$317,483,650	$303,550,893	$3,472	$(693)	$62,440,656
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$638,723	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.